Tax credit and other receivables/Other payables - Summary Of Tax Credit And Other Receivables Payables (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
VAT receivable	€ 3,800	€ 10,091
Government grants Receivable	3,200	4,049
Income tax credit receivable (short term)	1,258	706
Income tax credit receivable (long term)	6,056	6,629
Other tax receivable	171
Tax credit and other receivables	14,485	21,475
VAT payable	2,741	2,585
Current income tax liability	0	1,186
Social Security payable	1,372	1,328
Personal Income Tax payable	2,096	1,906
Deferred tax liabilities	9,347	1,388
Deferred tax liabilities and other payables	€ 15,556	€ 8,393